ACCRUED EXPENSES AND OTHER PAYABLES (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
ACCRUED EXPENSES AND OTHER PAYABLES
Employees and payroll accruals		$ 1,560	$ 1,807
Accrued expenses		2,993	725
Deferred revenues		1,921	1,989
Advances from customers			70
Contingent consideration		729	688
Other		197	271
Total	$ 6,268	$ 7,400	$ 5,550